FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2020
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Schedule of company's financial liabilities and estimated maturities

Contractual maturities of financial liabilities at 31 December 2020	Less than 1 year	2-5 years	More than 5 years	Total contractual cash flows	Carrying amount
	U.S. Dollars in Thousands
Accounts payable	11,553			11,553	11,553
Lease liabilities	1,985	4,210		6,195	5,517
Accrued expenses and other current liabilities	24,082			24,082	24,082
Borrowing	10,154	107,514	18,530	136,198	81,386
Payable in respect of intangible assets purchase	20,600	10,000		30,600	24,745
Royalty obligation	127	747	912	1,786	750
Contractual maturities of financial liabilities at 31 December 2019	Less than 1 year	2-5 years	More than 5 years	Total contractual cash flows	Carrying amount
	U.S. Dollars in Thousands
Accounts payable	4,184			4,184	4,184
Lease liabilities	1,052	3,117	385	4,554	3,815
Accrued expenses and other current liabilities	5,598			5,598	5,598
Royalty obligation	—	394	999	1,393	500

Schedule of assets and liabilities measured at fair value

Level 1
U.S. dollars in thousands
December 31, 2020:
Assets -
Financial assets at fair value through profit or loss	481
December 31, 2019:
Assets -
Financial assets at fair value through profit or loss	8,500